Inventories (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventories
Inventory consisted of the following at September 30, 2023 and December 31, 2022:

	As of September 30, 2023	As of December 31, 2022
Intravenous drugs	$27,508	$25,674
Oral pharmaceuticals	10,336	10,802
Total inventories	$37,844	$36,476

Inventories consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Intravenous drugs	$25,674	$28,897
Oral pharmaceuticals	10,802	5,632
Total inventories	$36,476	$34,529